Securities (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale Securities
December 31, 2016:
U.S. Government and federal agencies	$13,985,863	$9,641	$(661,964)	$13,333,540
Mortgage-backed securities (Government-sponsored enterprises - residential)	45,457,262	70,512	(1,114,597)	44,413,177
Municipal bonds	42,500,579	558,776	(644,632)	42,414,723

	$101,943,704	$638,929	$(2,421,193)	$100,161,440

December 31, 2015:
U.S. Government and federal agencies	$15,979,475	$44,972	$(85,750)	$15,938,697
Mortgage-backed securities (Government-sponsored enterprises - residential)	23,067,200	211,987	(100,792)	23,178,395
Municipal bonds	47,229,171	1,306,328	(179,259)	48,356,240

	$86,275,846	$1,563,287	$(365,801)	$87,473,332

Schedule of amortized cost and fair value of available-for-sale securities by contractual maturity
	Available-for-sale
	Amortized Cost	Fair Value

Within one year	$1,036,978	$1,043,616
One to five years	9,201,183	9,315,610
Five to ten years	27,297,515	27,081,945
After ten years	18,950,766	18,307,092
	56,486,442	55,748,263
Mortgage-backed securities	45,457,262	44,413,177

Totals	$101,943,704	$100,161,440

Schedule of gross unrealized losses and fair value in a continuous unrealized loss position
	December 31, 2016
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. Government agencies	$12,333,924	$(661,964)	$—	$—	$12,333,924	$(661,964)
Mortgage-backed securities (Government-sponsored enterprises - residential)	37,144,915	(1,114,597)	—	—	37,144,915	(1,114,597)
Municipal bonds	22,104,420	(644,632)	—	—	22,104,420	(644,632)

Total temporarily impaired securities	$71,583,259	$(2,421,193)	$—	$—	$71,583,259	$(2,421,193)

	December 31, 2015
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. Government agencies	$8,591,014	$(49,205)	$1,809,745	$(36,545)	$10,400,759	$(85,750)
Mortgage-backed securities (Government-sponsored enterprises - residential)	5,843,754	(45,886)	2,257,674	(54,906)	8,101,428	(100,792)
Municipal bonds	5,440,291	(48,383)	6,734,290	(130,876)	12,174,581	(179,259)

Total temporarily impaired securities	$19,875,059	$(143,474)	$10,801,709	$(222,327)	$30,676,768	$(365,801)